Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [Abstract]
Profit/(loss) from continuing operations attributable to Atlantica Yield Plc.	$ (111,804)	$ (4,855)	$ (209,005)
Profit/(loss) from discontinuing operations attributable to Atlantica Yield Plc.	$ 0	$ 0	$ 0
Average number of ordinary shares outstanding (thousands) - basic and diluted (in shares)	100,217	100,217	92,795
Earnings per share from continuing operations (US dollar per share) - basic and diluted (in dollars per share)	$ (1.12)	$ (0.05)	$ (2.25)
Earnings per share from discontinuing operations (US dollar per share) - basic and diluted (in dollars per share)	0	0	0
Earnings per share from profit/ (loss) for the period (US dollar per share) - basic and diluted (in dollars per share)	$ (1.12)	$ (0.05)	$ (2.25)